Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000025443
Account Value [Line Items]
Line Graph and Table Measure Name	Longleaf Partners Fund
Account Value	$ 10,000	$ 13,617	$ 12,860	$ 11,986	$ 14,252	$ 8,775	$ 9,888	$ 11,168	$ 10,369	$ 8,475	$ 9,403
C000117771
Account Value [Line Items]
Line Graph and Table Measure Name	Longleaf Partners Global Fund
Account Value	$ 10,000	12,711	11,922	10,658	14,048	9,994	11,088	11,685	11,089	7,760	8,566
C000025445
Account Value [Line Items]
Line Graph and Table Measure Name	Longleaf Partners International Fund
Account Value	$ 10,000	11,131	10,871	9,193	12,800	9,495	11,336	10,755	10,218	7,721	8,609
C000025444
Account Value [Line Items]
Line Graph and Table Measure Name	Longleaf Partners Small-Cap Fund
Account Value	$ 10,000	16,328	14,357	13,981	16,851	10,304	12,976	13,683	12,232	10,657	10,775
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
FTSE Developed Index - Net Tax TR (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Developed Index - Net Tax TR (USD) Index
Account Value	$ 10,000	23,665	19,754	16,701	19,621	14,090	13,704	12,962	11,675	9,835	10,118
FTSE Developed ex North America Index - Net Tax TR (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Developed ex North America Index - Net Tax TR (USD) Index
Account Value	$ 10,000	15,301	13,758	11,662	14,427	10,726	11,232	11,227	10,489	8,660	9,585
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value	$ 10,000	19,677	17,879	15,920	21,283	13,135	14,067	14,549	12,375	9,932	10,649
Russell 3000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value	$ 10,000	$ 31,475	$ 25,563	$ 21,490	$ 24,950	$ 17,306	$ 16,246	$ 14,907	$ 12,987	$ 10,959	$ 10,729